Document And Entity Information	Nov. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	CPS TECHNOLOGIES CORP.
Document, Type	8-K
Document, Period End Date	Nov. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-16088
Entity, Tax Identification Number	04-2832509
Entity, Address, Address Line One	111 South Worcester Street
Entity, Address, City or Town	Norton
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02766
City Area Code	508
Local Phone Number	222-0614
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	CPSH
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000814676